Lease Obligations (Schedule of Lease Obligations) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases	$ 31,703	$ 37,792
Less: future finance charges	(12,206)	(13,913)
Present value of minimum lease payments	19,497	23,879
Less current portion	(6,978)	(8,831)
Non-current portion	12,519	15,048
Lease Obligation Mining Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases	16,829
Lease Obligation Other Leases
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases	2,668
Less than one year
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases	7,367	9,313
Between one and five years
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases	10,209	13,521
More than five years
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases	$ 14,127	$ 14,958